Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
The Company maintains processes designed to identify, assess and manage cybersecurity risks affecting its technology platform and supporting infrastructure. These processes are overseen by management and supported by a combination of internal operational controls and third-party service provider security capabilities.

The Company’s cybersecurity risk management activities include:

•oversight of access controls and acceptable-use standards governing employee interaction with Company systems and software;
•monitoring of cloud-based infrastructure environments and software-as-a-service platforms through native provider security logging and alerting tools;
•periodic external penetration testing performed by CREST-certified cybersecurity consultants;
•development of formal information security and IT general control policies as part of the Company’s broader data protection strategy;
•implementation of procedures relating to record-keeping of processing activities and data breach response management; and
•ongoing evaluation of risks associated with third-party vendors and platform service providers supporting the Company’s infrastructure.

The Company continues to enhance its cybersecurity framework as part of its broader data protection and operational risk management strategy.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	The Company maintains processes designed to identify, assess and manage cybersecurity risks affecting its technology platform and supporting infrastructure.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	The Board of Directors has oversight responsibility for cybersecurity risk management as part of its broader oversight of enterprise risk.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]
The Chief Technology Officer provides periodic updates to the Chief Executive Officer and the Board of Directors regarding cybersecurity posture, identified risks and remediation activities. The Board of Directors has oversight responsibility for cybersecurity risk management as part of its broader oversight of enterprise risk.

Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]
Responsibility for day-to-day cybersecurity risk management resides primarily with the Company’s Chief Technology Officer, supported by the Data Protection Officer, Head of Development, Head of Technical Operations and other members of the technology team involved in software development lifecycle and infrastructure operations.

The Company engages external CREST-certified cybersecurity consultants to perform annual penetration testing, including threat-led testing where appropriate. Findings from these assessments are reviewed by management and remediation activities are prioritized and monitored by the Chief Technology Officer.

The Chief Technology Officer provides periodic updates to the Chief Executive Officer and the Board of Directors regarding cybersecurity posture, identified risks and remediation activities. The Board of Directors has oversight responsibility for cybersecurity risk management as part of its broader oversight of enterprise risk.

Cybersecurity Risk Role of Management [Text Block]
Responsibility for day-to-day cybersecurity risk management resides primarily with the Company’s Chief Technology Officer, supported by the Data Protection Officer, Head of Development, Head of Technical Operations and other members of the technology team involved in software development lifecycle and infrastructure operations.

The Company engages external CREST-certified cybersecurity consultants to perform annual penetration testing, including threat-led testing where appropriate. Findings from these assessments are reviewed by management and remediation activities are prioritized and monitored by the Chief Technology Officer.

The Chief Technology Officer provides periodic updates to the Chief Executive Officer and the Board of Directors regarding cybersecurity posture, identified risks and remediation activities. The Board of Directors has oversight responsibility for cybersecurity risk management as part of its broader oversight of enterprise risk.

The Company also relies on security monitoring capabilities provided by its cloud infrastructure and software platform vendors, including monitoring tools within its AWS environment and Google Workspace environment.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]
Responsibility for day-to-day cybersecurity risk management resides primarily with the Company’s Chief Technology Officer, supported by the Data Protection Officer, Head of Development, Head of Technical Operations and other members of the technology team involved in software development lifecycle and infrastructure operations.

Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]
Responsibility for day-to-day cybersecurity risk management resides primarily with the Company’s Chief Technology Officer, supported by the Data Protection Officer, Head of Development, Head of Technical Operations and other members of the technology team involved in software development lifecycle and infrastructure operations.

The Company engages external CREST-certified cybersecurity consultants to perform annual penetration testing, including threat-led testing where appropriate. Findings from these assessments are reviewed by management and remediation activities are prioritized and monitored by the Chief Technology Officer.

The Chief Technology Officer provides periodic updates to the Chief Executive Officer and the Board of Directors regarding cybersecurity posture, identified risks and remediation activities. The Board of Directors has oversight responsibility for cybersecurity risk management as part of its broader oversight of enterprise risk.

The Company also relies on security monitoring capabilities provided by its cloud infrastructure and software platform vendors, including monitoring tools within its AWS environment and Google Workspace environment.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true